Note 3 -Transactions with Related Parties	9 Months Ended
Sep. 30, 2012
Related Party Transactions Disclosure [Text Block]
3.     Transactions with Related Parties

The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter and a brokerage commission of 1.25% on freight, hire and demurrage per vessel, effective after an amendment on January 1, 2007 to the Management Agreement. For the nine-month periods ended September 30, 2011 and 2012, total brokerage commissions of 1.25% amounted to $1,116,620 and $1,094,730, respectively, and were included in voyage expenses in the unaudited condensed consolidated statements of income. For the nine-month periods ended September 30, 2011 and 2012, the management fees were $3,673,865 and $3,207,885, respectively.

The Manager also acts as a sales and purchase broker of the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. For the nine-month periods ended September 30, 2011 and 2012, commission fees of $621,745 and $634,479, respectively, were incurred and capitalized to the cost of the vessels. For the nine-month periods ended September 30, 2011 and 2012 the amounts of $258,500 and $192,000, respectively, were recognized as commission expenses relating to the sale of vessels and are included in the unaudited condensed consolidated statements of income under the caption “Net loss/(gain) on sale of vessels”.

The Manager has subcontracted the technical management of some of the vessels to two unaffiliated ship-management companies, Selandia Ship Management (“Selandia”) and Swan Shipping Corporation (“Swan”) and to one affiliated ship-management company, Brave Maritime Corp. S.A (“Brave”). These companies provide technical management to the Company’s vessels for a fixed annual fee per vessel.

In addition to management services, the Company reimburses the Manager for compensation of our Chief Executive Officer, our Chief Financial Officer, our Internal Auditor and our Deputy Chairman and Executive Director in the amounts of $869,086 and $1,220,548 for the nine-month periods ended September 30, 2011 and 2012, respectively, and are included in the unaudited condensed consolidated statements of income under the caption “General and administrative expenses”.

The current account balance with the Manager at December 31, 2011, and at September 30, 2012, was a liability of $7,874,990 and $7,982,622, respectively. The liability represents payments made by the Manager on behalf of the ship-owning companies.

The Company rents office space that is owned by an affiliated company of the Vafias Group. Rental expense for the nine-month periods ended September 30, 2011 and 2012, amounted to $44,253 and $56,994, respectively.

During the nine-month period ended September 30, 2012, two of the Company’s vessels were employed under time charters with Emihar Petroleum Inc, a related party. Revenue from related party amounted to $1,891,884 and is included in the unaudited condensed consolidated statements of income under the caption “Revenues”.

On August 22, 2012, the Company entered into separate memoranda of agreements with an affiliated company to acquire four LPG carriers under construction which were scheduled to be delivered during the year 2014. The aggregate purchase price of these vessels was $96,000,000. As provided by the memorandum of agreements, an advance payment of 20% of the aggregate purchase price was paid on September 28, 2012.